STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 200,119	$ 86,033	$ 13,226,209	$ (13,917,351)	$ (404,990)
Beginning Balance, Shares at Dec. 31, 2011	200,119	1,450,322
Net Income				247,380	247,380
Contributed Services -- Related Party			81,800		81,800
Compensation related to stock option grants			600		600
Imputed Interest on Related Party Notes Payable			34,363		(34,363)
Ending Balance, Amount at Dec. 31, 2012	200,119	86,033	13,342,972	(13,669,971)	(40,847)
Ending Balance, Shares at Dec. 31, 2012	200,119	1,450,322
Net Income				(212,021)	(212,021)
Contributed Services -- Related Party			80,300		80,300
Compensation related to stock option grants			600		600
Imputed Interest on Related Party Notes Payable			34,076		(34,076)
Ending Balance, Amount at Dec. 31, 2013	$ 200,119	$ 86,033	$ 13,457,948	$ (13,881,992)	$ (137,892)
Ending Balance, Shares at Dec. 31, 2013	200,119	1,450,322